UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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__________

FORM N-Q
__________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPLUS & Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	March 31, 2009

Date of Reporting Period:	December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CORPORATE BONDS & NOTES—69.0%
Airlines—5.3%
$2,500	American Airlines, Inc., 6.817%, 11/23/12	B1/BB-	$1,600,000
1,377	Continental Airlines, Inc., 8.048%, 5/1/22	Baa2/BBB	1,101,336
	United Air Lines, Inc.,
393	6.201%, 12/31/49	Ba2/BBB	365,298
2,378	6.636%, 1/2/24 (i)	Ba1/BBB-	1,407,861
			4,474,495

Automotive—0.1%
100	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	38,500

Banking—1.6%
1,500	UBS AG, 5.875%, 12/20/17 (i)	Aa2/A+	1,380,297

Financial Services—46.5%
4,000	American Express Credit Corp., 2.049%, 10/4/10, FRN (i)	A1/A	3,580,180
	American International Group, Inc., (i),
4,500	4.613%, 10/18/11, FRN	A3/A-	3,237,403
4,565	5.60%, 10/18/16	A3/A-	3,067,616
500	Bear Stearns Cos., Inc., 2.359%, 8/15/11, FRN (i)	Aa2/A+	449,910
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN (f)	NR/BB+	1,312,875
	CIT Group, Inc., FRN,
1,000	2.219%, 3/12/10, (i)	Baa1/BBB+	927,595
€1,880	3.535%, 6/20/13	Baa1/BBB+	1,359,085
	Citigroup, Inc.,
$1,000	2.046%, 3/16/12, FRN	A2/A	847,240
750	2.386%, 5/18/10, FRN (i)	A2/A	693,010
2,000	8.40%, 4/30/18, VRN (f)	Baa2/BBB	1,323,080
	General Electric Capital Corp., FRN,
500	2.219%, 6/12/12	Aaa/AAA	486,959
€4,600	4.625%, 9/15/66 (a)(d)	Aa1/AA+	3,599,847
$2,000	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	C/CC	1,587,074
2,000	Goldman Sachs Group, Inc., 5.319%, 1/12/15, FRN	A1/A	1,485,656
2,100	International Lease Finance Corp., 4.95%, 2/1/11 (i)	Baa1/A-	1,515,845
500	Merrill Lynch & Co., Inc., 3.393%, 11/1/11, FRN (i)	A2/A	437,588
	Morgan Stanley,
2,000	4.62%, 1/9/14, FRN	A2/A	1,386,498
2,000	5.75%, 10/18/16	A2/A	1,683,058
3,575	National City Bank, 6.25%, 3/15/11 (i)	A1/A-	3,435,568
2,000	Osiris Capital PLC, 9.753%, 7/15/12, FRN (a)(b)(d)	Ba1/BB+	1,970,200
1,000	SLM Corp., 8.45%, 6/15/18	Baa2/BBB-	791,797
5,000	Teco Finance, Inc., 6.75%, 5/1/15 (i)	Baa3/BB+	4,123,455
			39,301,539

Healthcare & Hospitals—0.7%
1,000	HCA, Inc., 6.375%, 1/15/15	Caa1/B-	615,000

Insurance—1.2%
1,000	Foundation Re II Ltd., 8.899%, 11/26/10, FRN (a)(b)(d)	NR/BB+	968,400

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
Oil & Gas—4.4%
$4,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	$3,740,000

Printing/Publishing—0.1%
500	RH Donnelley Corp., 8.875%, 1/15/16	Caa1/B-	77,500

Retail—3.0%
2,791	CVS Lease Pass Through, 5.88%, 1/10/28 (a)(d)(i)	Baa2/BBB+	2,543,082

Tobacco—5.3%
5,000	Reynolds American, Inc., 7.25%, 6/1/13	NR/NR	4,492,105

Utilities—0.8%
1,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B	715,000
	Total Corporate Bonds & Notes (cost—$67,032,683)		58,345,918

U.S. GOVERNMENT AGENCY SECURITIES—50.0%
	Fannie Mae,
1,055	5.50%, 11/1/34, MBS	Aaa/AAA	1,083,618
907	5.50%, 1/1/35, MBS	Aaa/AAA	930,799
7,378	6.00%, 5/25/31, CMO (i)	Aaa/AAA	7,612,570
9	6.50%, 6/1/31, MBS	Aaa/AAA	9,482
135	6.50%, 9/1/31, MBS (g)	Aaa/AAA	140,307
262	6.50%, 11/1/31, MBS (g)	Aaa/AAA	272,426
435	6.50%, 7/1/32, MBS	Aaa/AAA	451,270
626	6.50%, 9/1/32, MBS	Aaa/AAA	646,889
789	6.50%, 2/25/33, CMO (i)	Aaa/AAA	825,044
184	6.50%, 10/1/33, MBS (g)	Aaa/AAA	191,628
489	6.50%, 12/1/33, MBS	Aaa/AAA	507,931
343	6.677%, 11/1/28, FRN, MBS	Aaa/AAA	366,269
872	6.95%, 8/25/21, CMO (i)	Aaa/AAA	930,645
672	7.00%, 8/25/21, CMO (i)	Aaa/AAA	719,642
834	7.00%, 9/25/21, CMO (i)	Aaa/AAA	893,261
179	7.00%, 12/25/23, CMO (i)	Aaa/AAA	199,172
228	7.00%, 2/1/31, MBS (g)	Aaa/AAA	239,836
175	7.00%, 6/25/32, CMO (i)	Aaa/AAA	184,121
57	7.00%, 1/25/48, CMO (i)	Aaa/AAA	60,514
121	7.50%, 6/1/32, MBS	Aaa/AAA	126,600
22	7.50%, 10/1/32, MBS	Aaa/AAA	22,949
1,662	7.50%, 2/25/42, CMO, VRN (i)	Aaa/AAA	1,752,931
89	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	66,653
3,461	8.00%, 8/1/32, MBS (i)	Aaa/AAA	3,732,141
			21,966,698

	Fannie Mae Whole Loan,
313	10.346%, 12/25/42, CMO, VRN (i)	Aaa/AAA	353,439
970	13.544%, 8/25/22, CMO, FRN (b)(i)	Aaa/AAA	1,053,734
			1,407,173

	Freddie Mac,
2,000	6.50%, 10/15/23, CMO (i)	Aaa/AAA	2,085,078
692	6.50%, 4/15/24, CMO (i)	Aaa/AAA	726,111
2,806	6.50%, 8/15/31, CMO (i)	Aaa/AAA	2,926,780
923	6.50%, 2/1/34, MBS	Aaa/AAA	957,399
343	6.50%, 3/1/34, MBS (g)	Aaa/AAA	355,978
557	6.50%, 5/1/34, MBS	Aaa/AAA	579,609
2,830	6.50%, 7/1/34, MBS (g)	Aaa/AAA	2,941,363

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Freddie Mac (continued)
$151	6.50%, 8/1/34, MBS (g)	Aaa/AAA	$156,323
359	6.50%, 11/1/34, MBS	Aaa/AAA	372,032
1,747	6.984%, 7/25/32, CMO, VRN (i)	Aaa/AAA	1,800,737
90	7.00%, 12/15/21, CMO (i)	Aaa/AAA	94,719
39	7.00%, 8/15/23, CMO (i)	Aaa/AAA	41,934
4,455	7.00%, 6/15/31, CMO (i)	Aaa/AAA	4,694,120
924	7.50%, 9/15/30, CMO (i)	Aaa/AAA	1,004,395
154	8.50%, 5/17/10, MBS	Aaa/AAA	155,977
			18,892,555
	Total U.S. Government Agency Securities (cost—$41,651,615)		42,266,426

ASSET-BACKED SECURITIES—13.6%
1,729	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a)(d)	Aaa/AAA	1,874,364
963	Ameriquest Mortgage Securities, Inc., 6.096%, 2/25/33, FRN	Ca/D	78,119
2,302	Bear Stearns Asset-Backed Securities Trust, 5.291%, 7/25/36, VRN	NR/AAA	1,020,992
	Bear Stearns Second Lien Trust, FRN (a)(d),
1,500	1.271%, 12/25/36	Ba3/CCC	79,022
21	2.971%, 12/25/36	C/D	573
2,000	Citibank Omni Master Trust, 1.608%, 12/23/13, FRN (a)(d)	Aaa/AAA	1,900,666
	Countrywide Home Equity Loan Trust, FRN,
91	1.415%, 4/15/30	Ba1/B	44,701
62	1.415%, 1/15/34	Baa3/BB	33,970
318	CS First Boston Mortgage Securities Corp., 2.821%, 8/25/32, FRN	Ba3/CCC	46,503
1,322	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	1,344,470
	Green Tree Financial Corp., VRN,
1,043	6.53%, 4/1/30	Ba3/NR	681,045
2,506	6.53%, 2/1/31	NR/B-	1,450,656
2,000	GSAMP Trust, 0.621%, 10/25/36, FRN (b)	Caa3/CCC	196,025
	Long Beach Mortgage Loan Trust, FRN,
577	1.896%, 3/25/32	A1/NR	459,376
776	2.946%, 3/25/32	B3/NR	361,400
350	MASTR Asset-Backed Securities Trust, 0.891%, 3/25/35, FRN	Aa1/AA+	333,511
2,123	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/NR	1,480,357
2,400	TABS Ltd., 2.839%, 2/12/47, CDO, FRN (a)(b)(d)(e)	C/CC	100,345
59	Wachovia Asset Securitization, Inc., 0.901%, 12/25/32, FRN	Baa1/A	46,078
	Total Asset-Backed Securities (cost—$19,270,719)		11,532,173

MORTGAGE-BACKED SECURITIES—11.3%
1,623	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a)(d)(e)	NR/AA+	1,364,282
	Countrywide Alternative Loan Trust, CMO,
284	6.25%, 9/25/34	Aaa/AAA	197,555
2,453	6.50%, 7/25/35	Aa2/AAA	1,289,028
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO, FRN,
367	0.931%, 9/25/34	Aaa/AAA	110,775
204	0.971%, 3/25/34	Aaa/NR	162,611
1,548	First Horizon Asset Securities, Inc., 6.202%, 2/25/36, CMO, FRN	A1/AAA	425,696
	Harborview Mortgage Loan Trust, CMO, FRN,
34	0.851%, 3/19/35	Aaa/AAA	17,626
358	6.300%, 11/19/34	Aaa/AAA	179,813
¥113,888	JLOC 36 LLC, 1.188%, 2/28/16, CMO, FRN (a)(d)	Aaa/AAA	1,227,453
$1,632	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	1,055,941

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
MORTGAGE-BACKED SECURITIES (continued)
$334	Multi-Family Capital Access One, Inc., 8.825%, 1/15/24, CMO, VRN	NR/NR	$317,727
48	Nomura Asset Acceptance Corp., 0.861%, 10/25/34, CMO, FRN	Aaa/AAA	46,912
2,816	Residential Accredit Loans, Inc., 6.00%, 8/25/35, CMO	NR/AAA	1,918,275
534	Residential Asset Securitization Trust, 0.921%, 2/25/34, CMO, FRN	NR/AAA	434,300
732	Residential Funding Mortgage Sec. I, 0.871%, 7/25/18, CMO, FRN	NR/AAA	461,321
653	Structured Adjustable Rate Mortgage Loan Trust,
	3.453%, 5/25/35, CMO, FRN	Aaa/AAA	272,564
47	Washington Mutual, Inc., 3.656%, 8/25/42, CMO, FRN	Aaa/AAA	33,224
	Total Mortgage-Backed Securities (cost—$14,598,937)		9,515,103

SENIOR LOANS (a)(c)—3.6%
Automotive—1.0%
1,960	Ford Motor Corp., 5.00%, 12/16/13, Term B		798,700

Computer Services—0.4%
	SunGard Data Systems, Inc.,
105	3.575%, 2/11/13 (b)		72,561
379	4.138%, 2/11/13		261,801
			334,362

Entertainment—0.4%
	Warner Music Group, Inc., Term B,
35	2.436%, 2/28/11		26,852
33	2.471%, 2/28/11 (b)		25,719
55	3.82%, 2/28/11		42,136
43	3.876%, 2/28/11 (b)		33,565
35	3.89%, 2/28/11 (b)		26,852
105	4.153%, 2/28/11		80,556
105	4.196%, 2/28/11 (b)		80,557
69	5.541%, 2/28/11		52,899
			369,136

Financial Services—1.8%
2,962	Chrysler Financial Corp., 6.00%, 8/3/12		1,557,428
	Total Senior Loans (cost—$5,770,123)		3,059,626

SOVEREIGN DEBT OBLIGATIONS—2.3%
Ukraine—2.3%
	Republic of Ukraine,
2,000	6.875%, 3/4/11	B1/B	1,060,000
2,000	7.65%, 6/11/13	B1/B	880,000
	Total Sovereign Debt Obligations (cost—$4,167,159)		1,940,000

MUNICIPAL BONDS & NOTES—1.3%
West Virginia—1.3%
1,970	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$1,852,418)	Baa3/BBB	1,129,027

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
December 31, 2008 (unaudited)

		Credit Rating
Shares		(Moody's/S&P)	Value*
COMMON STOCK—0.1%
Insurance—0.1%
27,683	American International Group, Inc. (cost—$63,117)		$43,462

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—41.6%
U.S. Treasury Bills (g)—35.6%
$30,220	0.01%-0.80%,1/2/09-6/11/09 (cost—$30,214,042)		30,132,840

Corporate Notes—4.1%
Financial Services—4.1%
	General Motors Acceptance Corp. LLC,
2,500	3.399%, 5/15/09, FRN	C/CC	2,390,625
125	4.25%, 3/15/09	C/CC	116,852
1,000	Goldman Sachs Group, Inc., 2.229%, 11/16/09, FRN (i)	A1/A	958,042
	Total Corporate Notes (cost—$3,569,473)		3,465,519

Sovereign Debt Obligations—1.9%
Ukraine—1.9%
2,000	Republic of Ukraine, 6.45%, 8/5/09, FRN (cost—$2,016,194)	B1/B	1,560,000
	Total Short-Term Investments (cost—$35,799,709)		35,158,359

Contracts/
Notional
Amount
OPTIONS PURCHASED (h)—0.7%
	Put Options—0.7%
235,000,000	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 5.80%, expires 2/23/09		940
180	Financial Future Euro—90 day (CME),
	strike price $89.75, expires 9/14/09		1,125
222	S&P 500 Index (CME),
	strike price $850, expires 1/16/09		610,500
	U. S. Treasury Inflation Index Bonds (OTC),
38,500,000	strike price $82, expires 3/27/09		178
13,000,000	strike price $87, expires 1/16/09		-
	Total Options Purchased (cost—$3,877,692)		612,743

	Total Investments before options written
	(cost—$194,084,172)-193.5%		163,602,837

OPTIONS WRITTEN (h)—(2.0)%
	Call Options—(2.0)%
209	S&P 500 Index (CME),
	strike price $890, expires 1/16/09
	(premiums received—$2,060,266)		(1,708,575)

	Total Investments net of options written
	(cost—$192,023,906)—191.5%		161,894,262
	Other liabilities in excess of other assets—(91.5)%		(77,346,189)
	Net Assets—100.0%		$84,548,073

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value ("NAV") of the Fund's shares may be affected by changes in the value currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund's NAV is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the exchange is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $20,032,330, representing 23.69% of net assets.

(b)	Illiquid security.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on December 31, 2008.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Fair-Valued—securities with an aggregate value of $1,464,627, representing 1.73% of net assets.

(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(g)	All or partial amount segregated as collateral for futures contracts and swaps.

(h)	Non-income producing.

(i)	All or partial amount segregated as collateral for reverse repurchase agreement.

Glossary:
€—Euro
¥—Japanese Yen
ABS—Asset Backed Securities
CDO—Collateralized Debt Obligation
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2008.
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over-the-Counter

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2008.

Other Investments:

(1) Futures contracts outstanding at December 31, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Appreciation
Long: Financial Future Euro—90 day	90	$22,218	9/14/09	$444,375
E-mini S&P 500 Index	458	20,612	3/20/09	563,621
S&P 500 Index	126	28,353	3/19/09	317,619
				$1,325,615

The Fund pledged cash collateral of $11,342,000 for futures contracts.

(2) Transactions in options written for the nine months ended December 31, 2008:

	Contracts/Notional
	Amount	Premiums
Options outstanding, March 31, 2008	302	$2,879,706
Options written	2,610	35,237,466
Options terminated in closing transactions	(2,703)	(36,056,906)
Options outstanding, December 31, 2008	209	$2,060,266

(3) Credit Default - Buy Protection swap agreements outstanding at December 31, 2008 (1) :

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000) (4)	Credit Spread (3)*	Termination Date	Payments (Paid) by Fund	Market Value (5)	Upfront Premiums Paid	Unrealized Appreciation
Barclays Bank:
UBS	€300	2.037%	12/20/13	(1.90)%	$2,388	$—	$1,926
Bear Stearns:
Indymac Home Equity Loan	$1,430	18.85%	6/25/30	(0.45)%	518,340	—	517,661
Citigroup:
CIFC	1,000	87.5%	10/20/20	(2.15)%	855,956	—	851,537
Goldman Sachs:
Goldman Sachs International	500	50.41%	10/20/20	(4.50)%	424,631	—	420,005
Goldman Sachs International	1,500	57.10%	10/11/21	(5.00)%	1,261,655	—	1,244,780
Morgan Stanley:
ABS Home Equity Index	1,272	94.10%	6/25/34	(1.15)%	1,182,783	—	1,181,238
					$4,245,753	$—	$4,217,147

(4) Credit Default - Sell Protection swap agreements outstanding at December 31, 2008 (2) :

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)(4)	Credit Spread(3)*	Termination Date	Payments Received by Fund	Market Value(5)	Upfront Premiums Received (Paid)	Unrealized Appreciation (Depreciation)
Bank of America:
ABS Home Equity Index	$2,000	30.484%	8/25/37	0.15%	$(1,890,000)	$(1,775,000)	$(114,692)
Long Beach Mortgage Loan Trust	738	125.25%	7/25/33	4.50%	(668,072)	—	(664,568)
Barclays Bank:
Dow Jones CDX HY-8 Index 35-100%	2,452	2.71%	6/20/12	0.787%	(140,201)	—	(139,612)
Federation of Russia	4,900	10.971%	7/20/11	1.65%	(972,694)	—	(935,638)
Citigroup:
Dow Jones CDX HY-8 Index 35-100%	1,471	2.71%	6/20/12	0.63%	(90,988)	—	(90,705)
General Electric	2,100	3.708%	12/20/13	4.65%	81,134	—	91,442
Home Equity Index	1,000	9.727%	8/25/37	0.09%	(605,000)	(477,500)	(127,408)
SLM	2,000	8.265%	12/20/13	5.00%	(219,563)	(315,000)	106,826
Credit Suisse First Boston:
ABS Home Equity Index	9,000	30.484%	8/25/37	0.15%	(8,505,000)	(6,415,000)	(2,088,575)
CS First Boston:
ABS Home Equity Index	1,000	9.727%	8/25/37	0.09%	(605,000)	(320,000)	(284,907)
Samis	800	5.088%	3/20/09	2.30%	(983)	2,240	(2,661)
Deutsche Bank:
American International Group	2,000	5.255%	3/20/13	2.10%	(224,049)	—	(222,766)
Citigroup	2,000	7.252%	12/20/13	5.00%	(162,357)	(530,000)	379,032
General Electric	1,300	3.708%	12/20/13	4.70%	52,885	—	59,165
SLM	1,200	8.265%	12/20/13	5.00%	(131,738)	(168,000)	42,596
Goldman Sachs:
ABS Home Equity Index	2,129	219.886%	5/25/46	2.42%	(1,837,033)	(147,153)	(1,628,517)
HSBC Bank:
Ukraine	5,000	36.442%	4/20/09	0.70%	(508,361)	—	(501,166)
Merrill Lynch & Co.:
ABS Home Equity Index	1,000	10.73%	5/25/46	0.11%	(500,000)	(180,000)	(319,884)
American Express	1,000	2.852%	12/20/13	4.40%	65,949	—	70,593
Dow Jones CDX HY-8 Index 35-100%	2,452	2.71%	6/20/12	0.91%	(131,234)	—	(130,552)
SLM	1,000	8.265%	12/20/13	5.00%	(109,781)	(140,000)	35,496
Morgan Stanley:
Biomet	4,000	8.66%	9/20/12	2.95%	(641,333)	—	(637,727)
Indymac Home Equity Loan	1,430	18.85%	6/25/30	1.50%	(488,761)	—	(462,648)
Morgan Stanley Dean Witter	398	192.55%	8/25/32	2.15%	(378,967)	(7,499)	(368,401)
UBS:
ABS Home Equity Index	1,272	94.10%	6/25/34	1.50%	(1,178,329)	—	(1,174,724)
					$(19,789,476)	$(10,472,912)	$(9,110,001)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at December 31, 2008 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5) Interest rate swap agreements outstanding at December 31, 2008:

			Rate Type			Upfront
	Notional Amount	Termination	Payments Made	Payments Received	Market	Premiums	Unrealized
Swap Counterparty	(000)	Date	by Fund	by Fund	Value	Received	Appreciation
Merrill Lynch & Co.	$33,000	6/17/16	4.00%	3-Month USD-LIBOR	$(3,214,560)	$(3,504,600)	$290,040
Royal Bank of Scotland	421,100	2/25/18	3-Month USD-LIBOR	5.80%	2,227,577	—	6,842,886
					$(986,983)	$(3,504,600)	$7,132,926

_____________________________
€—Euro
LIBOR - London Inter-Bank Offered Rate

(6) Total return swap contracts outstanding at December 31, 2008:

	Fund	Fund	Termination	Notional	Unrealized
Swap Counterparty	Receives	Pays	Date	Amount	(Depreciation)
Merrill Lynch & Co.	MSCI Daily Total Return
	EAFE	2.449%	10/30/09	$64,024,829	$(91,194)

EAFE - Europe and Australasia, Far East Equity Index
MSCI - Morgan Stanley Capital International

(7) Forward foreign currency contracts outstanding at December 31, 2008:

				Unrealized
		U.S.$ Value	U.S.$ Value	Appreciation
	Counterparty	Origination Date	December 31, 2008	(Depreciation)
Purchased:
246,000 Euro settling 1/13/09	BNP Paribas Bank	$346,874	$341,829	$(5,045)
1,405,000 Euro settling 1/13/09	Deutsche Bank	1,801,581	1,952,315	150,734
1,925,408 Japanese Yen settling 1/8/09	BNP Paribas Bank	20,000	21,241	1,241
Sold:
1,171,000 Euro settling 1/13/09	Morgan Stanley	1,561,880	1,627,161	(65,281)
4,387,000 Euro settling 1/13/09	Royal Bank of Scotland	5,540,957	6,095,947	(554,990)
40,000 British Pound settling 1/13/09	Morgan Stanley	60,380	57,497	2,883
41,348,000 Japanese Yen settling 1/8/09	Barclays Bank	433,963	456,156	(22,193)
41,593,000 Japanese Yen settling 1/8/09	Citigroup	437,752	458,859	(21,107)
77,059,000 Japanese Yen settling 1/8/09	UBS	808,594	850,123	(41,529)
				$(555,287)

The Fund received $6,420,000 principal value in U.S. Treasury Bills and $1,890,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund's investment strategy. Collateral received as securities cannot be pledged.

(8) Open reverse repurchase agreements at December 31, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	2.00%	12/19/08	1/20/09	$1,088,846	$1,088,000
	2.80%	12/11/08	1/13/09	24,618,052	24,576,000
Credit Suisse First Boston	3.50%	12/3/08	1/6/09	5,333,511	5,318,000
	3.50%	12/3/08	1/8/09	15,383,739	15,339,000
JPMorgan	2.75%	12/11/08	1/13/09	3,542,944	3,537,000
					$49,858,000

Collateral for open reverse repurchase agreements at December 31, 2008 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value
Barclays Bank	Fannie Mae	6.00%	5/25/31	$7,377,731	$7,612,570
	Fannie Mae	6.50%	2/25/33	789,247	825,044
	Fannie Mae	6.95%	8/25/21	872,461	930,645
	Fannie Mae	7.00%	8/25/21	671,866	719,642
	Fannie Mae	7.00%	9/25/21	834,310	893,261
	Fannie Mae	7.00%	12/25/23	179,403	199,172
	Fannie Mae	7.00%	6/25/32	174,723	184,121
	Fannie Mae	7.00%	1/25/48	57,433	60,514
	Fannie Mae	7.50%	2/25/42	1,662,291	1,752,931
	Fannie Mae Whole Loan	10.346%	12/25/42	313,114	353,439
	Fannie Mae	13.544%	8/25/22	970,148	1,053,734
	Freddie Mac	6.50%	10/15/23	2,000,000	2,085,078
	Freddie Mac	6.50%	4/15/24	691,432	726,111
	Freddie Mac	6.50%	8/15/31	2,806,380	2,926,780
	Freddie Mac	6.984%	7/25/32	1,746,687	1,800,737
	Freddie Mac	7.00%	12/15/21	89,521	94,719
	Freddie Mac	7.00%	8/15/23	39,228	41,934
	Freddie Mac	7.00%	6/15/31	4,454,486	4,694,120
	Freddie Mac	7.50%	9/15/30	924,094	1,004,395
	UBS AG	5.875%	12/20/17	1,500,000	1,380,297
Credit Suisse First Boston	American Express Credit Corp.	2.049%	10/4/10	4,000,000	3,580,180
	American International Group, Inc.	4.613%	10/18/11	4,500,000	3,237,403
	American International Group, Inc.	5.60%	10/18/16	4,565,000	3,067,616
	Bear Stearns Cos., Inc.	2.359%	8/15/11	500,000	449,910
	CIT Group, Inc.	2.219%	3/12/10	1,000,000	927,595
	Citigroup, Inc.	2.386%	5/18/10	750,000	693,010
	CVS Lease Pass Through	5.88%	1/10/28	2,790,568	2,543,082
	Goldman Sachs Group, Inc.	2.229%	11/16/09	1,000,000	958,042
	International Lease Finance Corp.	4.95%	2/1/11	2,100,000	1,515,845
	Merrill Lynch & Co., Inc.	3.393%	11/1/11	500,000	437,588
	National City Bank	6.25%	3/15/11	3,575,000	3,435,568
	Teco Finance, Inc.	6.75%	5/1/15	5,000,000	4,123,455
	United Air Lines, Inc.	6.636%	1/2/24	2,378,647	1,407,861
JPMorgan	Fannie Mae	8.00%	8/1/32	3,460,618	3,732,141
					$59,448,540

The Fund received $300,000 in cash and $825,506 in U.S. government agency securities as collateral for reverse repurchase agreements.

Fair Value Measurements–Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or pay to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participant. The three levels of the fair value hierarchy under SFAS 157 are described below:

  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

  Level 2 – valuation based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

  Level 3 – valuation based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.

The following is a summary of the inputs used at December 31, 2008 in valuing the Fund's investments carried at value:

		Other
	Investments in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$ (1,054,613)	$ 1,325,615
Level 2 - Other Significant Observable Inputs	160,017,614	(7,762,956)
Level 3 - Significant Unobservable Inputs	2,931,261	9,356,547
Total	$ 161,894,262	$ 2,919,206

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at December 31, 2008, is as follows:

		Other
	Investments in	Financial
	Securities	Instruments
Beginning balance, 3/31/08	$ 10,627,453	$ (2,919,355)
Net purchases (sales) and settlements	(5,050,218)	11,403,249
Accrued discounts (premiums)	(3,530)	—
Total realized gain (loss)	167,722	—
Total change in unrealized gain (loss)	(1,789,175)	(3,110,605)
Transfers in and/or out of Level 3	(1,020,991)	3,983,258
Ending balance, 12/31/08	$ 2,931,261	$ 9,356,547

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Global StocksPLUS & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 2, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 2, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 2, 2009